Stock-Based Compensation - Schedule of Assumptions used in Black-Scholes Option-Pricing Model (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Expected volatility	86.00%	62.00%	63.00%	65.00%
Risk-free interest rate	4.50%	2.38%	3.56%	0.96%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected term (in years)	5 years 9 months 18 days	6 years	5 years 9 months 18 days	6 years